Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

20. Subsequent Events

We have completed an evaluation of subsequent events after the balance sheet date of June 30, 2023 through the date this Quarterly Report on Form 10-Q was submitted to the SEC.

Reverse Stock Split

On June 28, 2023, the Company, filed a Certificate of Amendment to its Amended and Restated Certificate of Incorporation (the “Amendment”) with the Secretary of State of the State of Delaware to (i) effect the Reverse Stock Split of the Company’s Common Stock, and (ii) effect a related proportional reduction in the number of the Company’s authorized shares of Common Stock from 300,000,000 to 15,000,000 (the “Authorized Share Reduction”).

Pursuant to the Amendment, the Reverse Stock Split and Authorized Share Reduction was effective at 11:59 p.m. on July 3, 2023 (the “Split Effective Time”), and the Common Stock began trading on the Nasdaq Capital Market on a post-split basis on July 5, 2023. The par value and other terms of the Common Stock were not affected.

Following the Split Effective Time, every 20 shares of Biofrontera Inc. common stock issued and outstanding were automatically combined and reclassified into one share of common stock. Outstanding equity-based awards, warrants and other equity rights were proportionately adjusted pursuant to their terms and the number of shares authorized and reserved for issuance upon vesting of restricted stock units or exercise of stock options and warrants were reduced proportionately. No fractional shares were issued as a result of the reverse stock split. Stockholders who would otherwise hold a fractional share as a result of the Reverse Stock Split received an additional share of common stock.

Under the terms of the applicable warrant agreement, the number of shares of Common Stock issuable on exercise of each warrant will be proportionately decreased. Specifically, following effectiveness of the Reverse Stock Split, every 20 shares of Common Stock that may be purchased pursuant to the exercise of public warrants now represents one share of Common Stock that may be purchased pursuant to such warrants. Accordingly, for the Company’s warrants trading under the symbol “BFRIW”, every 20 warrants will be exercisable for one share of Common Stock at an exercise price of $100.00 per share of Common Stock.

The Reverse Stock Split affected all stockholders uniformly and did not alter any stockholder’s percentage interest in the Company’s equity (other than as a result of the rounding up of fractional shares).

New Board Member

On July 7, 2023, in connection with the Biofrontera AG settlement agreement, the board of directors of the Company appointed Heikki Lanckriet to the Board. Mr. Lanckriet will serve as a Class I Director to hold office for a term expiring at the annual meeting of the Company’s stockholders for fiscal year 2025. Mr. Lanckriet’s term as director began upon his appointment at the July 7, 2023 meeting.

Mr. Lanckriet was appointed to the Board upon the nomination of Biofrontera AG, a significant stockholder of the Company, pursuant to a settlement agreement dated as of April 11, 2023, between the Company, each member of its Board of Directors at that time and Biofrontera AG. See Note 18, “Commitments and Contingencies”.

26. Subsequent Events

Loan and Security Agreement with MidCap.

On May 8, 2023, the Company entered into a Loan and Security Agreement (the “Loan Agreement”) with MidCap Business Credit LLC, providing us with a revolving line of credit in the aggregate principal amount of up to $6.5 million, subject to a borrowing base. The Loan Agreement allows the Company to request advances thereunder and to use the proceeds of such advances for working capital purposes until the maturity date of May 8, 2026. The Loan Agreement is secured by a lien on substantially all of the assets of the Company, subject to customary exceptions.

Advances under the Loan Agreement shall bear interest at the 30-Day Adjusted Term SOFR Rate, set monthly on the first day of the month based on 30-Day Term SOFR plus a spread adjustment of 15 basis points and subject to a floor of 2.25%, plus 4.00% calculated and charged monthly in arrears. In the event of a called event of default, a default interest rate of 3.00% percent shall be added to the aforementioned rate. Under the terms of the Loan Agreement, amounts available for advances would be subject to a borrowing base, which is a formula based on certain eligible receivables and inventory. The Loan Agreement also includes an Unused Line Fee Rate of 0.375% of the Credit Limit less all outstanding advances, which shall be paid on a monthly basis. Currently, our borrowing capacity is limited to our eligible receivables, pending consent from Biofrontera AG to allow Midcap to obtain title to Biofrontera Inc.’s inventory in the event of bankruptcy.

Settlement Agreement. On April 11, 2023, Biofrontera Inc. and each member of its Board of Directors, in their individual capacities, entered into a settlement agreement (the “Settlement Agreement”) with Biofrontera AG, a significant stockholder of the Company.

Pursuant to the terms of the Settlement Agreement, the major provisions are as follows:

●	the Company and a member of its Board of Directors withdrew their challenges to the resolutions passed at the Biofrontera AG stockholder meeting on January 9, 2023
●	the Company will increase the Board of Directors from five to six members and appoint as a Class I Director a director nominated by Biofrontera AG to fill the vacancy, subject to certain restrictions as described in the Settlement Agreement;
●	the Company will search for an additional director candidate, who is fully independent, to be nominated for election as a Class II Director at the Company’s 2023 annual meeting of stockholders; at which point the Company will increase the size of the Board of Directors to seven members (Amended to be nominated for election in connection with the 2024 meeting);
●	the Board established a Related Party Transactions Committee to approve all contracts and transactions between the Company and Biofrontera AG, including any of its affiliates;
●	the Company amended on April 26, 2023 that certain Stockholder Rights Agreement dated October 13, 2022, between the Company and Computershare Trust Company, N.A., as Rights Agent to increase the threshold of beneficial ownership before being deemed an Acquiring Person, solely with respect to Biofrontera AG, from 20% to 29.96%.
●	In addition, the Settlement Agreement contains provisions to maintain Biofrontera AG’s representation on the Board of Directors as long as it holds at least 20% of the Company’s outstanding common stock and to limit further increases in the size of the Board of Directors or changes to the Company’s stockholder rights plan. Biofrontera AG also agrees, subject to certain conditions, to vote in support of the directors nominated by, and the proposals recommended by, the Board of Directors.

Reverse Stock Split. On May 22, 2023, the Company held virtually a Special Meeting of Shareholders in which shareholders approved the amendment to the Company’s Amended and Restated Certificate of Incorporation to (i) effect a reverse split at a ratio of not less than 1-for-5 and not greater than 1-for-25 and (ii) if and when the reverse stock split is effected, to decrease the number of authorized shares of the Company’s common stock in the same ratio as is selected for the reverse stock split. The final decision of whether to proceed with the Amendment shall be determined by our board of directors, in its discretion, at any time prior to August 23, 2023, the deadline for regaining compliance with Nasdaq Listing Rule 5550(a)(2).

On June 28, 2023, the Company, filed a Certificate of Amendment to its Amended and Restated Certificate of Incorporation (the “Amendment”) with the Secretary of State of the State of Delaware to (i) effect the Reverse Stock Split of the Company’s Common Stock, and (ii) effect a related proportional reduction in the number of the Company’s authorized shares of Common Stock from 300,000,000 to 15,000,000 (the “Authorized Share Reduction”).

Pursuant to the Amendment, the Reverse Stock Split and Authorized Share Reduction was effective at 11:59 p.m. on July 3, 2023 (the “Split Effective Time”), and the Common Stock began trading on the Nasdaq Capital Market on a post-split basis on July 5, 2023. The par value and other terms of the Common Stock were not affected.

Licensing Agreement with Optical Tools

On December 2, 2022, the Company entered into the technology transfer agreement with Optical Tools LLC (“Optical Tools”), and Stephen Tobin and Paul Sowyrda (the “Agreement”). The Agreement allowed for the transfer of the assigned patents and trademarks, and upon notification by the Company to Optical Tools, the research and development of certain prototypes.

On May 28, 2023, the Company authorized Optical Tools to design, develop, manufacture, and deliver at least two portable photodynamic therapy lamp prototypes (“PDT Device”) using the technology in the assigned patents. The PDT Device provides illumination, based on different light profiles, to the external skin surface of the human body. The Company shall reimburse Optical Tools for all reasonable out-of-pocket, material and labor costs per the agreement.

As part of the Agreement, Optical Tools will be eligible to receive regulatory and sales milestone payments totaling up to $1.0 million, and royalties of up to 3% of net revenue of certain products developed under this Agreement.

New Board Member

On July 7, 2023, in connection with the Biofrontera AG settlement agreement disclosed above, the board of directors of the Company appointed Heikki Lanckriet to the Board. Mr. Lanckriet will serve as a Class I Director to hold office for a term expiring at the annual meeting of the Company’s stockholders for fiscal year 2025. Mr. Lanckriet’s term as director began upon his appointment at the July 7, 2023 meeting.

Mr. Lanckriet was appointed to the Board upon the nomination of Biofrontera AG, a significant stockholder of the Company, pursuant to a settlement agreement dated as of April 11, 2023, between the Company, each member of its Board of Directors at that time and Biofrontera AG.

Contingent liability related to shares of Biofrontera AG acquired from Maruho through subscription rights relieved in 2023.

In July 2023, AG and Maruho settled the dispute from which the contingent payment obligation of Biofrontera Inc. under the subscription rights agreement could have arisen.

Legal Claim

On September 13, 2023, Biofrontera was served with a complaint filed in United Stated District Court for the District of Massachusetts by DUSA Pharmaceuticals, Inc., Sun Pharmaceutical Industries, Inc., and Sun Pharmaceutical Industries LTD (collectively “DUSA” or “Plaintiffs”) in which DUSA alleges breach of contract, violation of the Lanham Act, and unfair trade practices. All claims stem from allegations that Biofrontera has promoted its Ameluz product in a manner that is inconsistent with its approved FDA labeling.

Though this complaint was originally filed in the U.S. District Court for the District of Massachusetts, this matter has been transferred by agreement of the parties to the U.S. District Court for the District of New Jersey.

The Company denies the Plaintiffs’ claims and intends to defend these matters vigorously. Based on the Company’s assessment of the facts underlying the above claims, the uncertainty of litigation and the preliminary stage of the case, the Company cannot estimate the possibility of a material loss, nor the potential range of loss that may result from this action. If the final resolution of the matter is adverse to the Company, it could have a material impact on the Company’s financial position, results of operations, or cash flows.